                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                          REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:         811-21437

Exact Name of Registrant
(as specified in charter):   Cohen & Steers REIT and Utility Income Fund, Inc.

Address of Principal Executive Office:      757 Third Avenue
                                            New York, NY 10017

Name and address of agent for service:      John E. McLean
                                            757 Third Avenue
                                            New York, NY 10017

Registrant telephone number, including area code: (212) 832-3232

Date of fiscal year end:   December 31

Date of reporting period:  September 30, 2005

Item 1. Schedule of Investments

--------------------------------------------------------------------------------

                COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                         September 30, 2005 (Unaudited)

                                                                       Number
                                                                     of Shares        Value
                                                                    -----------    ------------
COMMON STOCK                                             120.5%
    PIPELINES                                              0.1%
           Williams Partners LP                                          55,900    $  1,817,309
                                                                                   ------------
    REAL ESTATE                                           57.1%
        DIVERSIFIED                                        5.4%
           Colonial Properties Trust                                     78,500       3,491,680
           Digital Realty Trust                                          69,300       1,247,400
           iStar Financial                                              892,400      36,079,732
           Lexington Corporate Properties Trust                         820,400      19,320,420
           Spirit Finance Corp.                                       1,008,200      11,342,250
                                                                                   ------------
                                                                                     71,481,482
                                                                                   ------------
        HEALTH CARE                                        8.2%
           Health Care Property Investors                               725,300      19,575,847
           Health Care REIT                                             467,500      17,339,575
           Healthcare Realty Trust                                      258,000      10,356,120
           Medical Properties Trust                                      24,100         236,180
           Nationwide Health Properties                               2,113,900      49,253,870
           Ventas                                                       400,000      12,880,000
                                                                                   ------------
                                                                                    109,641,592
                                                                                   ------------
        HOTEL                                              4.2%
           DiamondRock Hospitality Co.                                  253,700       2,980,975
           Hospitality Properties Trust                               1,134,900      48,641,814
           Strategic Hotel Capital                                      256,900       4,690,994
                                                                                   ------------
                                                                                     56,313,783
                                                                                   ------------
        INDUSTRIAL                                         2.2%
           First Industrial Realty Trust                                728,200      29,164,410
                                                                                   ------------
        MORTGAGE                                           2.5%
           Newcastle Investment Corp.                                 1,164,400      32,486,760
                                                                                   ------------



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                                       1

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




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                COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)



                                                                       Number
                                                                     of Shares        Value
                                                                    -----------    ------------
        OFFICE                                            18.2%
              American Financial Realty Trust                           777,100    $ 11,034,820
              Arden Realty                                              816,300      33,607,071
              Brandywine Realty Trust                                   356,200      11,074,258
              CarrAmerica Realty Corp.                                  144,100       5,180,395
              Equity Office Properties Trust                          2,654,600      86,831,966
              Glenborough Realty Trust                                   60,400       1,159,680
              Highwoods Properties                                      175,400       5,176,054
              HRPT Properties Trust                                   3,089,700      38,343,177
              Mack-Cali Realty Corp.                                    170,500       7,662,270
              Prentiss Properties Trust                                 517,300      21,002,380
              Reckson Associates Realty Corp.                           600,100      20,733,455
                                                                                   ------------
                                                                                    241,805,526
                                                                                   ------------
        RESIDENTIAL                                        8.6%
           APARTMENT                                       8.4%
              AMLI Residential Properties Trust                       1,002,100      32,137,347
              Apartment Investment & Management Co.                     363,600      14,100,408
              Education Realty Trust                                    487,900       8,147,930
              GMH Communities Trust                                     524,100       7,688,547
              Home Properties                                           615,400      24,154,450
              Mid-America Apartment Communities                         188,700       8,776,437
              Town & Country Trust                                      600,000      17,412,000
                                                                                   ------------
                                                                                    112,417,119
                                                                                   ------------
           MANUFACTURED HOME                               0.2%
              Sun Communities                                            75,000       2,457,000
                                                                                   ------------


                 TOTAL RESIDENTIAL                                                  114,874,119
                                                                                   ------------


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                                       2

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




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                COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)



                                                                       Number
                                                                     of Shares        Value
                                                                    -----------    ------------
        SELF STORAGE                                       2.2%
           Extra Space Storage                                          708,800    $ 10,901,344
           Sovran Self Storage                                          154,900       7,582,355
           U-Store-It Trust                                             557,500      11,300,525
                                                                                   ------------
                                                                                     29,784,224
                                                                                   ------------
    SHOPPING CENTER                                        5.6%
        COMMUNITY CENTER                                   2.8%
           Cedar Shopping Centers                                       522,000       7,553,340
           Heritage Property Investment Trust                           250,000       8,750,000
           Inland Real Estate Corp.                                     354,000       5,543,640
           New Plan Excel Realty Trust                                  682,500      15,663,375
                                                                                   ------------
                                                                                     37,510,355
                                                                                   ------------
        FREE STANDING                                      2.2%
           Commercial Net Lease Realty                                1,500,300      30,006,000
                                                                                   ------------


        REGIONAL MALL                                      0.6%
           Glimcher Realty Trust                                        305,500       7,475,585
                                                                                   ------------


           TOTAL SHOPPING CENTER                                                     74,991,940
                                                                                   ------------
           TOTAL REAL ESTATE                                                        760,543,836
                                                                                   ------------
    TELECOMMUNICATION SERVICES                             1.1%
           Fairpoint Communications                                     986,000      14,425,180
                                                                                   ------------
    TELEPHONE - INTEGRATED                                 0.3%
           Citizens Communications Co.                                  310,100       4,201,855
                                                                                   ------------
    TRANSPORT - MARINE                                     0.1%
           Teekay LNG Partners LP                                        44,300       1,395,450
                                                                                   ------------


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                                       3

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




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                COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)



                                                                       Number
                                                                     of Shares        Value
                                                                    -----------    ------------
    UTILITY                                               61.1%
        ELECTRIC - DISTRIBUTION                            7.2%
           Consolidated Edison                                        1,259,500    $ 61,148,725
           Energy East Corp.                                             92,100       2,319,999
           NSTAR                                                        341,374       9,872,536
           Pepco Holdings                                               990,800      23,055,916
                                                                                   ------------
                                                                                     96,397,176
                                                                                   ------------
        ELECTRIC - INTEGRATED                             50.7%
           Ameren Corp.                                               1,115,800      59,684,142
           American Electric Power Co.                                   23,300         925,010
           CINergy Corp.                                              1,431,500      63,572,915
           Cleco Corp.                                                  243,500       5,741,730
           Dominion Resources                                           182,700      15,737,778
           DPL                                                          112,900       3,138,620
           DTE Energy Co.                                             1,221,200      56,004,232
           Duke Energy Corp.                                          1,950,000      56,881,500
           E.ON AG (ADR)                                                303,500       9,332,625
           Edison International                                         485,000      22,930,800
           Entergy Corp.                                                419,500      31,177,240
           Exelon Corp.                                                 815,400      43,574,976
           FirstEnergy Corp.                                            382,300      19,925,476
           FPL Group                                                    224,600      10,690,960
           Hawaiian Electric Industries                                 338,900       9,448,532
           PG&E Corp.                                                   805,000      31,596,250
           Pinnacle West Capital Corp.                                  397,500      17,521,800
           PPL Corp.                                                    459,000      14,839,470
           Progress Energy                                            1,091,900      48,862,525
           Public Service Enterprise Group                              952,500      61,302,900
           SCANA Corp.                                                   70,500       2,977,920
           Southern Co.                                               1,794,200      64,160,592
           Xcel Energy                                                1,286,200      25,222,382
                                                                                   ------------
                                                                                    675,250,375
                                                                                   ------------


--------------------------------------------------------------------------------

                                       4

--------------------------------------------------------------------------------

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                COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)



                                                                       Number
                                                                     of Shares          Value
                                                                    -----------    -------------
        ELECTRIC - TRANSMISSION                            0.5%
           ITC Holdings Corp.                                           213,300    $    6,181,434
                                                                                   --------------
        GAS - DISTRIBUTION                                 0.5%
           AGL Resources                                                 50,000         1,855,500
           NiSource                                                     200,000         4,850,000
                                                                                   --------------
                                                                                        6,705,500
                                                                                   --------------
        GAS - INTEGRATED                                   2.2%
           KeySpan Corp.                                                788,500        29,001,030
                                                                                   --------------

           TOTAL UTILITY                                                              813,535,515
                                                                                   --------------
    UTILITY - FOREIGN                                      0.7%
        ELECTRIC - INTEGRATED
           RWE AG                                                        65,000         4,300,518
           Scottish and Southern Energy PLC                             274,905         4,989,386
                                                                                   --------------
                                                                                        9,289,904
                                                                                   --------------
                TOTAL COMMON STOCK                                                  1,605,209,049
                 (Identified cost-$1,398,877,047)
                                                                                   --------------
PREFERRED SECURITIES - $25 PAR VALUE                      15.7%
    BANK                                                   0.1%
           Colonial Capital Trust IV, 7.875%                             56,300         1,450,006
           Zions Capital Trust, 8.00%, Series B                          10,000           265,500
                                                                                   --------------
                                                                                        1,715,506
                                                                                   --------------
    BANK - FOREIGN                                         0.1%
           Northern Rock PLC, 8.00%, Series A                            45,531         1,146,471
                                                                                   --------------
    FINANCE                                                0.4%
           MBNA Capital, 8.125%, Series D (TruPS)                       105,142         2,770,492
           MBNA Capital, 8.10%, Series E (TOPrS)                         64,000         1,705,600
                                                                                   --------------
                                                                                        4,476,092
                                                                                   --------------
    HOTEL                                                  0.2%
           Highland Hospitality Corp., 7.875%, Series A                 110,000         2,722,500
                                                                                   --------------
    INSURANCE - PROPERTY/CASUALTY                          0.1%
           St. Paul Capital Trust I, 7.60%, (TruPS)                      24,300           627,912
                                                                                   --------------



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                                       5

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



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                COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

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                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)



                                                                       Number
                                                                     of Shares       Value
                                                                    -----------    -----------
    MEDIA                                                  0.4%
           Liberty Media Corp., 8.75%, (CBTCS)                           32,100    $   814,698
           Liberty Media Corp., 8.75%, (PPLUS)                           54,000      1,363,500
           Shaw Communications, 8.50%, Series B (COPrS)                 139,000      3,533,380
                                                                                   -----------
                                                                                     5,711,578
                                                                                   -----------
    REAL ESTATE                                           14.3%
        DIVERSIFIED                                        2.7%
           Bedford Property Investors, 7.625%, Series B                 253,050      6,331,311
           Forest City Enterprises, 7.375%, Class A                     519,000     13,104,750
           iStar Financial, 7.875%, Series E                            258,000      6,746,700
           iStar Financial, 7.65%, Series G                              77,000      1,938,860
           iStar Financial, 7.50%, Series I                             250,000      6,330,000
           Lexington Corporate Properties Trust, 8.05%,                  50,000      1,312,500
             Series B                                                              -----------
                                                                                    35,764,121
                                                                                   -----------
        HEALTH CARE                                        2.8%
           Health Care REIT, 7.875%, Series D                            63,536      1,645,265
           Health Care REIT, 7.625%, Series F                           305,600      7,731,680
           LTC Properties, 8.00%, Series F                              600,000     15,390,000
           Omega Healthcare Investors, 8.375%, Series D                 500,000     12,970,000
                                                                                   -----------
                                                                                    37,736,945
                                                                                   -----------
        HOTEL                                              0.7%
           Host Marriott Corp., 8.875%, Series E                         80,000      2,184,000
           Innkeepers USA, 8.00%, Series C                              222,900      5,828,835
           LaSalle Hotel  Properties, 10.25%, Series A                   50,000      1,330,000
                                                                                   -----------
                                                                                     9,342,835
                                                                                   -----------



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                                       6

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



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                COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)



                                                                          Number
                                                                         of Shares        Value
                                                                        -----------    -----------
        OFFICE                                                    4.1%
              Alexandria Real Estate Equities, 8.375%, Series C             374,250    $ 9,850,260
              Brandywine Realty Trust, 7.50%, Series C                      177,410      4,497,344
              Brandywine Realty Trust, 7.375%, Series D                      27,500        690,250
              Corporate Office Properties Trust, 8.00%, Series G              8,000        208,000
              CRT Properties, 8.50%, Series A                                86,900      2,163,810
              Equity Office Properties Trust, 7.75%, Series G                24,600        648,702
              Highwoods Properties, 8.00%, Series B                         113,351      2,863,246
              Kilroy Realty Corp., 7.80%, Series E                           99,500      2,543,220
              Maguire Properties, 7.625%, Series A(a)                       590,400     14,966,640
              SL Green Realty Corp., 7.625%, Series C                       424,500     10,778,055
              SL Green Realty Corp., 7.875%, Series D                       211,200      5,436,288
                                                                                       -----------
                                                                                        54,645,815
                                                                                       -----------
        OFFICE/INDUSTRIAL                                         0.7%
              PS Business Parks, 7.00%, Series H                             44,100      1,095,885
              PS Business Parks, 6.875%, Series I                           246,900      6,024,360
              PS Business Parks, 7.95%, Series K                             65,000      1,703,000
                                                                                       -----------
                                                                                         8,823,245
                                                                                       -----------
        RESIDENTIAL                                               1.2%
           APARTMENT                                              0.3%
              Apartment Investment & Management Co., 9.375%,                 20,000        529,600
                Series G
              Apartment Investment & Management Co., 8.00%,                  47,200      1,198,880
                Series V
              Apartment Investment & Management Co., 7.875%,                  5,000        125,500
               Series Y
              Colonial Properties Trust, 8.125%, Series D                     9,900        256,410
              Mid-America Apartment Communities, 8.30%,
               Series H                                                      38,100        994,410
                                                                                       -----------
                                                                                         3,104,800
                                                                                       -----------



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                                       7

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



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                COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)



                                                                               Number
                                                                              of Shares        Value
                                                                             -----------    -----------
        MANUFACTURED HOME                                             0.9%
              Affordable Residential Communities, 8.25%, Series A                579,700    $ 12,086,745
                                                                                            ------------
           TOTAL RESIDENTIAL                                                                  15,191,545
                                                                                            ------------
        SELF STORAGE                                                  0.0%
              Public Storage, 8.00%, Series R                                      8,600         219,816
                                                                                            ------------

        SHOPPING CENTER                                               1.7%
           COMMUNITY CENTER                                           0.8%
               Developers Diversified Realty Corp., 8.00%, Series G               26,500         686,880
               Developers Diversified Realty Corp., 7.50%, Series I              300,700       7,649,808
               Saul Centers, 8.00%, Series A                                      96,300       2,518,245
                                                                                            ------------
                                                                                              10,854,933
                                                                                            ------------
           REGIONAL MALL                                               0.9%
              CBL & Associates Properties, 7.75%, Series C                       114,710       2,956,076
              CBL & Associates Properties, 7.375%, Series D                       60,000       1,516,800
              Cedar Shopping Centers, 8.875%, Series A                           137,500       3,575,000
              Mills Corp., 9.00%, Series C                                       109,400       2,856,434
              Mills Corp., 8.75%, Series E                                        12,400         328,600
              Mills Corp., 7.875%, Series G                                       26,800         688,760
                                                                                            ------------
                                                                                              11,921,670
                                                                                            ------------
                 TOTAL SHOPPING CENTER                                                        22,776,603
                                                                                            ------------
        SPECIALTY                                                      0.4%

              Capital Automotive REIT, 7.50%, Series A                            50,300       1,121,690
              Capital Automotive REIT, 8.00%, Series B                           200,000       4,710,000
                                                                                            ------------
                                                                                               5,831,690
                                                                                            ------------
                 TOTAL REAL ESTATE                                                           190,332,615
                                                                                            ------------



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                                       8

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




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                COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)



                                                                           Number
                                                                         of Shares        Value
                                                                        -----------    ------------
    UTILITY - ELECTRIC - INTEGRATED                           0.1%
           Energy East Capital Trust I, 8.25%                                48,200    $  1,248,380
           Northern States Power Co., 8.00% (PINES)                           9,500         248,710
           PSEG Funding Trust II, 8.75%, Series                               8,500         225,675
                                                                                       ------------
                                                                                          1,722,765
                                                                                       ------------
               TOTAL PREFERRED SECURITIES - $25 PAR VALUE                               208,455,439
                 (Identified cost-$206,008,434)                                        ------------
PREFERRED SECURITIES - CAPITAL TRUST                          4.2%
    BANK                                                      0.2%
           Astoria Capital Trust I, 9.75%, due 11/1/29,
             Series B                                                     3,000,000       3,499,500
                                                                                       ------------
    DIVERSIFIED FINANCIAL SERVICES                            1.2%
           Old Mutual Capital Funding, 8.00%, due 5/29/49
             (Eurobond)                                                  15,450,000      16,177,587
                                                                                       ------------
    ELECTRIC - INTEGRATED                                     0.4%
           DPL Capital Trust II, 8.125%, due 9/01/31                      4,000,000       4,860,000
                                                                                       ------------
    FOOD                                                      0.7%
           Dairy Farmers of America, 7.875%, 144A(b),(c)                     50,000       4,892,440
           Gruma S.A., 7.75%, due 12/29/49, 144A(c)                       5,000,000       5,118,750
                                                                                       ------------
           TOTAL FOOD                                                                    10,011,190
                                                                                       ------------
    INSURANCE - MULTI-LINE                                    0.8%
           AFC Capital Trust I, 8.207%, due 2/03/27,
             Series B(b)                                                 10,000,000      10,559,260
                                                                                       ------------
    OIL - EXPLORATION AND PRODUCTION                          0.5%
           Pemex Project Funding Master Trust, 7.75%,
             due 9/29/49                                                  6,000,000       6,253,500
                                                                                       ------------
    REAL ESTATE                                               0.4%
           BF Saul REIT, 7.50%, due 3/01/14                               5,000,000      5,150,000
                                                                                       ------------
               TOTAL PREFERRED SECURITIES - CAPITAL TRUST
                 (Identified cost-$54,933,735)                                           56,511,037
                                                                                       ------------



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                                       9

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



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                COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

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                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)



                                                                                Principal
                                                                                 Amount          Value
                                                                               -----------    -----------
CORPORATE BONDS                                                        5.2%
    CABLE TELEVISION                                                   1.3%
           Cablevision Systems New York Group, 8.000%,
            due 4/15/12, 144A(c)                                               $ 4,000,000    $ 3,900,000
           CSC Holdings, 7.875%, due 2/15/18                                     2,000,000      1,920,000
           Rogers Cable, 8.750%, due 5/1/32                                     10,430,000     11,968,425
                                                                                              -----------
                                                                                               17,788,425
                                                                                              -----------
    DIVERSIFIED SERVICES                                               0.5%
           Liberty Media Corp., 8.250%, due 2/1/30                               6,600,000      6,353,173
                                                                                              -----------
    INSURANCE                                                          0.6%
           Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(c)               6,000,000      6,120,516
           Oil Casualty Insurance, 8.000%, due 9/15/34, 144A(c)                  2,000,000      2,046,930
                                                                                              -----------
                                                                                                8,167,446
                                                                                              -----------
    MEDICAL - HOSPITAL                                                 1.2%
           Columbia/HCA, 7.500%, due 11/15/95                                    9,600,000      8,861,136
           Columbia/HCA, 7.690%, due 6/15/25                                     2,450,000      2,474,451
           Columbia/HCA, 7.750%, due 7/15/36                                     2,325,000      2,317,618
           Columbia/HCA, 8.360%, due 4/15/24                                     2,000,000      2,155,760
                                                                                              -----------
                                                                                               15,808,965
                                                                                              -----------
    OIL  COMPANY - EXPLORATION  & PRODUCTION                           0.7%
           Kerr-McGee Corp, 7.875%, due 9/15/31                                  8,000,000      9,299,368
                                                                                              -----------
    TELEPHONE - INTEGRATED                                             0.9%
           Citizens Communications Co., 9.000%, due 8/15/31                     11,550,000     11,766,563
                                                                                              -----------
               TOTAL CORPORATE BONDS
                 (Identified cost-$69,511,217)                                                 69,183,940
                                                                                              -----------

COMMERCIAL PAPER                                                       1.4%
           San Paolo U.S. Finance Co., 2.750%, due 10/3/05
             (Identified cost-$17,946,257)                                      17,949,000     17,946,257
                                                                                              -----------



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                                       10

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




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                COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)



TOTAL INVESTMENTS (Identified cost-$1,747,276,690)        147.0%       $1,957,305,722

OTHER ASSETS IN EXCESS OF LIABILITIES                       1.4%           19,617,333

LIQUIDATION VALUE OF PREFERRED SHARES                    (48.4)%         (645,000,000)
                                                         ------        --------------

NET ASSETS  APPLICABLE TO COMMON
  SHARES (Equivalent to $22.63 per share based on
  58,858,135 shares of common stock outstanding)         100.0%        $1,331,923,055
                                                         ======        ==============

--------------------
Note: Percentages indicated are based on the net assets applicable to common shares of the fund.

(a) 40,100 shares segregated as collateral for the interest rate swap transactions.

(b) Fair valued security. Total fair valued securities equals 1.2% of net assets applicable to common shares.

(c) Resale is restricted to qualified institutional investors; aggregate holdings equal 1.7% of net assets applicable to common shares.


                    Glossary of Portfolio Abbreviations
          -----------------------------------------------------
          ADR            American Depositary Receipt
          CBTCS          Corporate Backed Trust Certificates
          COPrS          Canadian Origin Preferred Securities
          PINES          Public Income Notes
          PPLUS          Preferred Plus Trust
          REIT           Real Estate Investment Trust
          TOPrS          Trust Originated Preferred Securities
          TruPS          Trust Preferred Securities
          -----------------------------------------------------



--------------------------------------------------------------------------------

                                       11

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



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                COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)


Interest rate swaps:


                                    Notional       Fixed       Floating Rate(a)                           Unrealized
       Counterparty                  Amount        Rate        (reset monthly)      Termination Date     Appreciation
-------------------------         -----------     -------     -----------------     ----------------     ------------
Merrill Lynch Derivative
   Products AG                    $46,000,000     3.2275%           3.840%            March 29, 2008      $ 1,388,377
Merrill Lynch Derivative
   Products AG                     34,000,000     3.5350            3.830             April 23, 2008          796,732
Merrill Lynch Derivative
   Products AG                     46,000,000     3.4150            3.840             March 29, 2009        1,650,721
Merrill Lynch Derivative
   Products AG                     46,000,000     3.4610            3.840             March 29, 2010        2,035,259
Royal Bank of Canada               68,000,000     2.9900            3.830             March 26, 2009        3,369,195
UBS AG                             30,000,000     3.2200            3.680                May 7, 2007          585,531
UBS AG                             34,000,000     3.4400            3.789             April 19, 2008          869,710
UBS AG                             34,000,000     4.0600            3.789             April 19, 2010          664,656
UBS AG                             34,000,000     4.1725            3.837             April 28, 2010          511,246
                                                                                                          -----------
                                                                                                          $11,871,426
                                                                                                          ===========


-------------------------
(a) Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at September 30, 2005.







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b) During the last fiscal quarter, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

By: /s/ Adam M. Derechin
    --------------------------------
         Name: Adam M. Derechin
         Title: President

         Date: November 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Adam M. Derechin                 By:  /s/ Jay J. Chen
    --------------------------------          ----------------------------------
         Name: Adam M. Derechin                   Name: Jay J. Chen
         Title: President and principal           Title: Treasurer and principal
                  executive officer                       financial officer

         Date: November 17, 2005